Fair Value Measurements - Schedule of change in the derivative liability forward purchase agreement (Details)	9 Months Ended
Dec. 31, 2021 USD ($)
Schedule of change in the derivative liability forward purchase agreement [Abstract]
Derivative liability opening balance	$ 11,655,000
Change in fair value of derivative liability - forward purchase agreement	1,665,000
Derivative liability ending balance	$ 13,320,000